Fair Value of Financial Instruments and Derivatives Instruments	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments and Derivatives Instruments	Fair Value of Financial Instruments and Derivatives Instruments
Cash and cash equivalents and restricted cash and interest rate, foreign exchange forward contracts, bunker price and freight derivatives are recorded at fair value. The carrying values of the current financial assets and current financial liabilities are reasonable estimates of their fair value due to the short-term nature of these financial instruments. Cash and cash equivalents and restricted cash are considered Level 1 items as they represent liquid assets with short-term maturities. The fair values of the variable interest long-term debt approximate the recorded values, due to their variable interest rates. The fair value of the fixed interest long-term debt is estimated using prevailing market rates as of the period end. The Company believes the terms of its loans are similar to those that could be procured as of December 31, 2023. The fair value of the long-term debt is disclosed in Note 8.

Derivative instruments

Interest rate swaps

The Company from time to time enters into interest rate derivative contracts to manage interest costs and risk associated with changing interest rates with respect to its variable interest loans and credit facilities. During the year ended December 31, 2023 the Company or its Subsidiaries entered into certain interest rate derivative contracts which were all terminated during the same year. As a result there were no interest rate derivative contracts outstanding as of December 31, 2023. There were no interest rate derivative contracts outstanding as of December 31, 2022.

Foreign Exchange Forward Contracts

The Company from time to time may enter into foreign exchange forward contracts to create economic hedges for its exposure to currency exchange risk on payments relating to capital expenditure obligations, the redemption of the Bond or for trading purposes. Foreign exchange forward contracts are agreements entered into with a bank to exchange, at a specified future date, currencies of different countries at a specific rate. As of December 31, 2023, the Company had five outstanding derivative instruments relating to currency exchange contracts for an aggregate amount of €45,000,000 or $48,917, with maturity in November 2026. As of December 31, 2022, the Company had four outstanding derivative instruments relating to currency exchange contracts for an aggregate amount of €40,000,000 or $43,384, with maturity in November 2026.

Bunker Fuel Contracts

During the years ended December 31, 2022 and December 31, 2023, the Company entered into a certain number of contracts to buy or sell the spread differential between the price per ton of the 0.5% and 3.5% sulfur content fuel with the objective of reducing the risk arising from lower spread differential, which affects the additional revenue from the operation of Scrubbers in scrubber-fitted vessels.

Forward Freight Agreements (“FFA”)
During the years ended December 31, 2022 and December 31, 2023, the Company entered into a certain number of FFA on the Panamax and Capesize index maturing in 2022, 2023 and 2024 with the objective of reducing the risk arising from the volatility in the vessel charter rates.

The Company’s interest rate agreements, foreign exchange forward contracts, bunker fuel contracts and FFA do not qualify for hedge accounting. The Company determines the fair market value of such derivative contracts at the end of every period and accordingly records the resulting unrealized loss/gain during the period in the consolidated statement of income.

Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of income are shown below:

Derivatives not designated as hedging instruments

		Asset Derivatives Fair Values		Liability Derivatives Fair Values
Type of Contract	Balance sheet location	December 31, 2022	December 31, 2023	December 31, 2022	December 31, 2023
Bunker Fuel	Derivative assets/ Current assets	$343	$—	$—	$—
Forward Freight	Derivative assets/ Current assets	755	8	—	—
Foreign Currency	Derivative assets / Non-current assets	1,156	2,669	—	—
Bunker Fuel	Derivative liabilities / Current liabilities	—	—	—	292
Forward Freight	Derivative liabilities / Current liabilities	—	—	—	234
Foreign Currency	Derivative liabilities / Non-current liabilities	—	—	307	—
	Total Derivatives	$2,254	$2,677	$307	$526

	Amount of Gain Recognized on Derivatives Year ended December 31,
	2021	2022	2023
Forward Freight	$(3,227)	$7,066	$(1,681)
Foreign Currency	(99)	862	1,819
Interest Rate Contracts	6,474	5,327	338
Bunker Fuel Contracts	(960)	(4,532)	47
Net Gain Recognized	$2,188	$8,723	$523

The gain or loss is recognized in the consolidated statement of income and is presented in Other (Expense)/Income – Gain/(Loss) on derivatives.

The Company’s interest rate derivative instruments are pay-fixed, receive-variable interest rate swaps based on the USD SOFR swap rate. The fair value of the interest rate swaps is determined using a discounted cash flow approach based on expected forward SOFR swap yield curves and take into account the credit risk of the counterparty financial institutions. SOFR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy. Differences in prices are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The Company’s foreign exchange forward derivative instruments are agreements entered into with a bank to exchange, at a specified future date, currencies of different countries at a specific rate. The fair value of the foreign exchange forward derivative instruments is determined using mid-rates based on available market rates at the time of the valuation and take into account the credit risk of the counterparty financial institutions. Foreign exchange prices are observable at commonly quoted intervals for the full terms of the foreign exchange forward derivative instruments and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The Company’s FFA derivative instruments were receive-fixed, pay-variable swaps based on the earnings of the Panamax class dry bulk vessels as published by the Baltic Exchange. The fair value of the FFA derivatives is determined using a discounted cash flow approach based on the market rate of such earnings at the time of such valuation and take into account the credit risk of the counterparty financial institutions. Differences in prices are observable at commonly quoted intervals for the full terms of the FFAs and therefore are considered Level 2 items in accordance with the fair value hierarchy.
The Company’s bunker fuel derivative instruments were receive-fixed, pay-variable swaps based on the difference in price between various categories of bunker fuels. The fair value of the bunker fuel swaps is determined using a discounted cash flow approach based on the difference on the market rate of each bunker fuel price at the time of such valuation and take into account the credit risk of the counterparty financial institutions. Differences in prices are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2022 and December 31, 2023.

	Significant Other Observable Inputs (Level 2)
	December 31, 2022	December 31, 2023
Derivative instruments – asset position	$2,254	$2,677
Derivative instruments – liability position	307	526